NOTE 9. INCOME TAXES - NOTE 9. INCOME TAXES (SCHEDULE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Abstract]
Current taxes	$ 303,679	$ 19,646
Deferred taxes	0	0
Tax Expense	$ 303,679	$ 19,646